LVIP Cohen & Steers Global Real Estate Fund
LVIP Cohen & Steers Global Real Estate Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Cohen & Steers Global Real Estate Fund (the “Fund”) is to seek total return through a combination of current income and long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Cohen & Steers Global Real Estate Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Cohen & Steers Global Real Estate Fund		Standard Class	Service Class
Management Fee		0.95%	0.95%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.11%	0.11%
Total Annual Fund Operating Expenses		1.06%	1.31%
Less Fee Waiver	[1]	(0.22%)	(0.22%)
Net Expenses	[2]	0.84%	1.09%
[1]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.22% of the first $250 million of average daily net assets of the Fund and 0.32% of the excess over $250 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.
[2]	(After Fee Waiver)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with fee waiver for the one year contractual period and the total operating expenses without fee waiver for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Cohen & Steers Global Real Estate Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	86	315	563	1,274
Service Class	111	394	697	1,560

Expense Example, No Redemption LVIP Cohen & Steers Global Real Estate Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	86	315	563	1,274
Service Class	111	394	697	1,560

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing primarily in equity securities of companies in the real estate industry located throughout the world, including Real Estate Investment Trusts (REITs) and other publicly traded real estate companies. The Fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

Under normal circumstances, at least 80% of the Fund's assets will be invested in securities of companies in the real estate industry including REITs and domestic and foreign real estate companies. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. The Fund is classified as non-diversified.

The sub-adviser adheres to an integrated, relative value investment process to achieve the total return objective. In this regard, the sub-adviser utilizes a proprietary valuation model that quantifies relative valuation of real estate securities based on price-to-net asset value (“NAV”) and a dividend discount model (“DDM”). Analysts incorporate both quantitative and qualitative analysis in their NAV and DDM estimates.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money
  Real Estate Sector Risk: Since the fund is concentrated in the real estate industry, it is less diversified than other funds investing in a broad range of industries and, therefore, could experience price declines when conditions are unfavorable in the real estate industry.
  Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
  Real Estate Investment Trusts (REITs) Risk: The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, or by changes in the prospect for earnings, or cash flow of the REIT itself. Certain risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to economic conditions, lack of financing availability, or changes in interest rates.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard and Service Classes for the one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 36.16%.
The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (30.46%).
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP Cohen & Steers Global Real Estate Fund	1 year	Lifetime	Inception Date
Standard Class	(8.67%)	(7.43%)	Apr. 30, 2007
Service Class	(8.90%)	(7.67%)	Apr. 30, 2007
FTSE EPRA/NAREIT Global Real Estate Index	(5.82%)	(7.00%)	Apr. 30, 2007